Impairment, restructuring and other expense (Tables)	12 Months Ended
Dec. 31, 2021
Impairment, restructuring and other expense [Abstract]
Impairment, Restructuring and Other Expense
Impairment, restructuring and other expense is detailed as follows:

(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Impairment costs	(0.1)	(9.0)	(3.4)
Restructuring costs	(3.4)	(26.6)	(37.4)
Separation costs	(28.3)	(17.4)	(36.8)
Other (expense) income	(0.2)	(43.3)	(15.2)
TOTAL IMPAIRMENT, RESTRUCTURING AND OTHER EXPENSE	(32.0)	(96.3)	(92.8)